Earnings per share (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Earnings per share [Abstract]
Weighted average common shares outstanding (in shares)	2,860,953	2,860,953	2,860,953	2,860,953